Employee benefits (Tables)	12 Months Ended
Dec. 31, 2015
Employee benefits
Change in benefit obligations, plan assets and funded status recognized in balance sheet

	2015	2014	2015	2014
($ in millions)	Defined pension benefits		Other postretirement benefits
Benefit obligations at January 1,	12,355	12,063	245	236
Service cost	267	243	1	1
Interest cost	305	409	8	10
Contributions by plan participants	76	81	—	—
Benefit payments	(614)	(632)	(15)	(14)
Benefit obligations of businesses acquired (divested)	—	(27)	—	—
Actuarial (gain) loss	(469)	1,536	(31)	14
Plan amendments and other	(141)	(64)	(27)	—
Exchange rate differences	(555)	(1,254)	(3)	(2)

Benefit obligation at December 31,	11,224	12,355	178	245

Fair value of plan assets at January 1,	10,465	10,930	—	—
Actual return on plan assets	(8)	918	—	—
Contributions by employer	243	308	15	14
Contributions by plan participants	76	81	—	—
Benefit payments	(614)	(632)	(15)	(14)
Plan assets of businesses acquired (divested)	—	(25)	—	—
Plan amendments and other	—	(68)	—	—
Exchange rate differences	(419)	(1,047)	—	—

Fair value of plan assets at December 31,	9,743	10,465	—	—

Funded status—underfunded	(1,481)	(1,890)	(178)	(245)

Amount recognized in Accumulated other comprehensive loss

	December 31,
	2015	2014	2013	2015	2014	2013
($ in millions)	Defined pension benefits			Other postretirement benefits
Net actuarial loss	(2,383)	(2,765)	(2,050)	(8)	(39)	(25)
Prior service (cost) credit	127	2	(21)	33	16	24

Amount recognized in OCI(1) and NCI(2)	(2,256)	(2,763)	(2,071)	25	(23)	(1)
Taxes associated with amount recognized in OCI and NCI	512	652	459	—	—	—

Amount recognized in OCI and NCI, net of tax(3)	(1,744)	(2,111)	(1,612)	25	(23)	(1)

(1)	OCI represent "Accumulated other comprehensive loss".
(2)	NCI represents "Noncontrolling interests".
(3)	NCI, net of tax, amounted to $0 million, $(3) million and $(3) million at December 31, 2015, 2014 and 2013, respectively.

Schedule of amounts recognized in balance sheet

	December 31,
	2015	2014	2015	2014
($ in millions)	Defined pension benefits		Other postretirement benefits
Overfunded plans	42	42	—	—
Underfunded plans—current	(18)	(19)	(14)	(16)
Underfunded plans—non-current	(1,505)	(1,913)	(164)	(229)

Funded status—underfunded	(1,481)	(1,890)	(178)	(245)

	December 31,
($ in millions)	2015	2014
Non-current assets
Overfunded pension plans	42	42
Other employee-related benefits	26	28

Prepaid pension and other employee benefits	68	70

	December 31,
($ in millions)	2015	2014
Current liabilities
Underfunded pension plans	(18)	(19)
Underfunded other postretirement benefit plans	(14)	(16)
Other employee-related benefits	(34)	(40)

Pension and other employee benefits (see Note 13)	(66)	(75)

	December 31,
($ in millions)	2015	2014
Non-current liabilities
Underfunded pension plans	(1,505)	(1,913)
Underfunded other postretirement benefit plans	(164)	(229)
Other employee-related benefits	(255)	(252)

Pension and other employee benefits	(1,924)	(2,394)

Difference of PBO and fair value of plan assets

	December 31,
	2015			2014
($ in millions)	PBO	Assets	Difference	PBO	Assets	Difference
PBO exceeds assets	10,413	8,890	(1,523)	11,576	9,644	(1,932)
Assets exceed PBO	811	853	42	779	821	42

Total	11,224	9,743	(1,481)	12,355	10,465	(1,890)

Difference of ABO and fair value of plan assets

	December 31,
	2015			2014
($ in millions)	ABO	Assets	Difference	ABO	Assets	Difference
ABO exceeds assets	8,781	7,496	(1,285)	9,921	8,091	(1,830)
Assets exceed ABO	2,143	2,247	104	1,948	2,374	426

Total	10,924	9,743	(1,181)	11,869	10,465	(1,404)

Component of net periodic benefit cost

	2015	2014	2013	2015	2014	2013
($ in millions)	Defined pension benefits			Other postretirement benefits
Service cost	267	243	249	1	1	1
Interest cost	305	409	373	8	10	9
Expected return on plan assets	(456)	(481)	(479)	—	—	—
Amortization of prior service cost (credit)	38	27	34	(9)	(9)	(9)
Amortization of net actuarial loss	127	99	136	1	—	4
Curtailments, settlements and special termination benefits	5	4	1	—	—	2

Net periodic benefit cost	286	301	314	1	2	7

Weighted-average assumptions, Benefit obligation

	December 31,
	2015	2014	2015	2014
(in %)	Defined pension benefits		Other postretirement benefits
Discount rate	2.63	2.61	3.63	3.49
Rate of compensation increase	1.53	1.65	—	—
Rate of pension increase	0.92	1.04	—	—

Weighted-average assumptions, Net periodic benefit cost

	2015	2014	2013	2015	2014	2013
(in %)	Defined pension benefits			Other postretirement benefits
Discount rate	2.61	3.58	3.22	3.49	4.17	3.35
Expected long-term rate of return on plan assets	4.58	4.60	4.79	—	—	—
Rate of compensation increase	1.65	1.81	1.71	—	—	—

Health care cost trend assumptions

	December 31,
	2015	2014
Health care cost trend rate assumed for next year	7.68%	8.00%
Rate to which the trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2028	2028

One-percentage-point change in assumed health care cost trend rates

        A one-percentage-point change in assumed health care cost trend rates would have the following effects at December 31, 2015:

	1-percentage-point
($ in millions)	Increase	Decrease
Effect on total of service and interest cost	—	(1)
Effect on postretirement benefit obligation	13	(11)

Target asset allocation on weighted-average basis
Target percentage
Asset class
Equity	25
Fixed income	56
Real estate	11
Other	8

100

Fair value of pension plan assets by asset category

	December 31, 2015
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset class
Equity
Equity securities	364	—	—	364
Mutual funds/commingled funds	—	1,633	—	1,633
Emerging market mutual funds/commingled funds	—	328	—	328
Fixed income
Government and corporate securities	587	949	—	1,536
Government and corporate—mutual funds/commingled funds	—	3,257	—	3,257
Emerging market bonds—mutual funds/commingled funds	—	669	—	669
Real estate	—	74	1,106	1,180
Insurance contracts	—	121	—	121
Cash and short-term investments	160	219	—	379
Private equity	—	—	123	123
Hedge funds	—	—	94	94
Commodities	—	59	—	59

Total	1,111	7,309	1,323	9,743

	December 31, 2014
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset class
Equity
Equity securities	433	—	—	433
Mutual funds/commingled funds	—	1,821	—	1,821
Emerging market mutual funds/commingled funds	—	487	—	487
Fixed income
Government and corporate securities	638	1,211	—	1,849
Government and corporate—mutual funds/commingled funds	—	3,521	—	3,521
Emerging market bonds—mutual funds/commingled funds	—	671	—	671
Real estate	—	94	842	936
Insurance contracts	—	126	—	126
Cash and short-term investments	274	56	—	330
Private equity	—	—	136	136
Hedge funds	—	—	93	93
Commodities	—	62	—	62

Total	1,345	8,049	1,071	10,465

Reconciliation of assets fair value using significant unobservable inputs (Level 3)

($ in millions)	Private equity	Hedge funds	Real estate	Commodities	Total Level 3
Balance at January 1, 2014	155	158	866	32	1,211
Return on plan assets
Assets still held at December 31, 2014	21	(3)	43	(5)	56
Assets sold during the year	3	8	—	—	11
Purchases (sales)	(39)	(59)	30	—	(68)
Transfers from Level 3	—	—	—	(27)	(27)
Exchange rate differences	(4)	(11)	(97)	—	(112)

Balance at December 31, 2014	136	93	842	—	1,071

Return on plan assets
Assets still held at December 31, 2015	(9)	1	54	—	46
Assets sold during the year	20	(1)	(1)	—	18
Purchases (sales)	(24)	—	215	—	191
Exchange rate differences	—	1	(4)	—	(3)

Balance at December 31, 2015	123	94	1,106	—	1,323

Schedule of employer contributions to pension and other postretirement benefit plans

	2015	2014	2015	2014
($ in millions)	Defined pension benefits		Other postretirement benefits
Total contributions to defined benefit pension and other postretirement benefit plans	243	308	15	14
Of which, discretionary contributions to defined benefit pension plans	31	75	—	—

Expected future cash flows of pension and postretirement benefit plans

        The expected future cash flows to be paid by the Company's plans in respect of pension and other postretirement benefit plans at December 31, 2015, are as follows:

($ in millions)	Defined pension benefits	Other postretirement benefits
2016	641	15
2017	604	15
2018	604	14
2019	595	14
2020	583	14
Years 2021 - 2025	2,822	63